Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues	$ 481,718	$ 468,542	$ 414,587	$ 364,364	$ 324,874	$ 258,977	$ 246,470	$ 232,274	$ 1,729,211	$ 1,062,595	$ 887,074
Direct operating expense	290,137	285,804	261,269	247,980	227,347	174,878	173,219	170,997	1,085,190	746,441	609,807
Depreciation and amortization expense									166,946	133,898	145,491
General and administrative expense									223,299	186,188	160,220
Asset retirements and impairments									0	0	96,768
Operating (loss) income									253,776	(3,932)	(125,212)
Loss on early extinguishment of debt	0	0	0	(46,451)					46,451	0	472
Interest expense, net of amounts capitalized									40,849	41,240	39,241
Other income, net									(8,977)	(2,807)	(624)
(Loss) income from continuing operations before taxes									175,453	(42,365)	(164,301)
Income tax (expense) benefit									(64,117)	17,961	61,532
(Loss) income from continuing operations	42,032	45,746	40,347	(16,789)	(9,153)	1,813	(7,260)	(9,804)	111,336	(24,404)	(102,769)
Income (loss) from discontinued operations, net of tax									(10,681)	94,753	(53,907)
Net income (loss)	39,569	43,438	36,360	(18,712)	76,209	6,003	(2,856)	(9,007)	100,655	70,349	(156,676)
Loss attributable to noncontrolling interest									(806)	(3,146)	(555)
(Loss) income attributable to Key	39,348	44,168	36,080	(18,135)	76,539	6,772	(2,236)	(7,580)	101,461	73,495	(156,121)
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues									707	0	0
Direct operating expense									0	0	0
Depreciation and amortization expense									0	0	0
General and administrative expense									1,178	3,618	(452)
Asset retirements and impairments											0
Operating (loss) income									(471)	(3,618)	452
Loss on early extinguishment of debt									46,451		472
Interest expense, net of amounts capitalized									42,551	44,707	42,671
Other income, net									(6,351)	(1,243)	765
(Loss) income from continuing operations before taxes									(83,122)	(47,082)	(43,456)
Income tax (expense) benefit									(61,130)	8,175	90,694
(Loss) income from continuing operations									(144,252)	(38,907)	47,238
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									(144,252)	(38,907)	47,238
Loss attributable to noncontrolling interest									0	0	0
(Loss) income attributable to Key									(144,252)	(38,907)	47,238
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues									1,660,801	1,009,261	805,673
Direct operating expense									1,036,071	664,387	549,597
Depreciation and amortization expense									160,884	127,550	142,086
General and administrative expense									211,207	173,274	153,870
Asset retirements and impairments											96,768
Operating (loss) income									252,639	44,050	(136,648)
Loss on early extinguishment of debt									0		0
Interest expense, net of amounts capitalized									(1,713)	(3,390)	(3,420)
Other income, net									1,772	(1,404)	(1,412)
(Loss) income from continuing operations before taxes									252,580	48,844	(131,816)
Income tax (expense) benefit									(3,287)	0	(25,151)
(Loss) income from continuing operations									249,293	48,844	(156,967)
Income (loss) from discontinued operations, net of tax									0	105,745	(45,428)
Net income (loss)									249,293	154,589	(202,395)
Loss attributable to noncontrolling interest									0	0	0
(Loss) income attributable to Key									249,293	154,589	(202,395)
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues									106,289	106,916	132,882
Direct operating expense									76,140	123,624	98,108
Depreciation and amortization expense									6,062	6,348	3,405
General and administrative expense									18,550	13,434	6,773
Asset retirements and impairments											0
Operating (loss) income									5,537	(36,490)	24,596
Loss on early extinguishment of debt									0		0
Interest expense, net of amounts capitalized									13	(77)	(10)
Other income, net									(638)	9,051	11,094
(Loss) income from continuing operations before taxes									6,162	(45,464)	13,512
Income tax (expense) benefit									300	9,786	(4,011)
(Loss) income from continuing operations									6,462	(35,678)	9,501
Income (loss) from discontinued operations, net of tax									(10,681)	(10,992)	(8,479)
Net income (loss)									(4,219)	(46,670)	1,022
Loss attributable to noncontrolling interest									(806)	(3,146)	(555)
(Loss) income attributable to Key									(3,413)	(43,524)	1,577
Consolidation, Eliminations
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues									(38,586)	(53,582)	(51,481)
Direct operating expense									(27,021)	(41,570)	(37,898)
Depreciation and amortization expense									0	0	0
General and administrative expense									(7,636)	(4,138)	29
Asset retirements and impairments											0
Operating (loss) income									(3,929)	(7,874)	(13,612)
Loss on early extinguishment of debt									0		0
Interest expense, net of amounts capitalized									(2)	0	0
Other income, net									(3,760)	(9,211)	(11,071)
(Loss) income from continuing operations before taxes									(167)	1,337	(2,541)
Income tax (expense) benefit									0	0	0
(Loss) income from continuing operations									(167)	1,337	(2,541)
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									(167)	1,337	(2,541)
Loss attributable to noncontrolling interest									0	0	0
(Loss) income attributable to Key									$ (167)	$ 1,337	$ (2,541)